Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management
Undistributed Earning of Foreign Subsidiaries	$ 1,386,030
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	(19.30%)	(16.00%)	(5.00%)
Bottom of range
Financial Risk Management
Tax rate effect of expense not deductible in determining taxable profit (tax loss)	20.00%